Note 6 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Notes
Note 6 - Commitments and Contingencies	Note 6 – Commitments and Contingencies

The Company is, and expects in the future to be, involved in various legal proceedings incidental to its business from time to time. Management makes provisions in its financial statements for legal, regulatory, and other contingencies when, in the opinion of Management, a loss is probable and reasonably estimable. At June 30, 2020, no such known proceedings or amounts, individually or in the aggregate, were expected to have a material impact on the Company or its financial condition or results of operations.

During the first quarter of 2020 there was global outbreak of a new strain of coronavirus, COVID-19. The global and domestic response to the ongoing COVID-19 outbreak continues to evolve. Thus far, certain responses to the COVID-19 outbreak have included mandates from federal, state and/or local authorities that have required temporary closure of or imposed limitations on the operations of certain non-essential businesses and industries. The ongoing outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The ongoing development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of the novel coronavirus. Management created a COVID-19 Task Force for the Company which continues to diligently work to identify and manage impact from the pandemic. During the first quarter and during part of the second quarter, the Task Force initially closed branch offices to the public. Loans were originated by appointment only with no more than one customer in the branch office at any time. Customers were and are encouraged to pay electronically. For those unable to pay electronically a no contact process was implemented for the branch offices. We have since re-opened our branch lobbies to the public, but request customers and employees to wear a mask. We have not experienced any significant impact on our delinquencies through June 30, 2020 that can be attributed to COVID-19. However, we have modified the payment terms of certain loans and have increased our allowance for credit losses as the performance of these accounts may not match historical loss rates. Many corporate team members are working remotely where practicable. COVID-19 presents material uncertainty and risk with respect to the Company’s performance and operations, including the potential impact on delinquencies and the allowance for credit losses if our customers experience prolonged periods of unemployment, which could result in material impact to the Company’s future results of operations, cash flows and financial condition.